Unit-Based Compensation Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 6,663	$ 5,543	$ 14,834	$ 11,181	$ 22,243	$ 13,792	$ 15,089
Income tax benefit	2,462	2,408	5,481	4,132	8,219	5,096	5,968
Share-based Compensation Expense Recorded in General and Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	6,289	5,290	13,911	10,694	21,131	13,450	14,743
Share-based Compensation Expense Recorded in Lease Operating Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 374	$ 253	$ 923	$ 487	$ 1,112	$ 342	$ 346